Equity-Based Compensation - Schedule of Time-based Restricted Stock Units (Details) - Time-based RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of RSUs
Granted (shares) | shares	2,184,417
Vested (shares) | shares	(28,595)
Forfeited/Expired (shares) | shares	(15,171)
Outstanding at ending balance (shares) | shares	2,140,651
Weighted Average Grant-Date Fair Value
Granted (usd per share) | $ / shares	$ 10.71
Vested (usd per share) | $ / shares	10.20
Forfeited/Expired (usd per share) | $ / shares	11.82
Outstanding at ending balance | $ / shares	$ 10.71